THE ENTERPRISE GROUP OF FUNDS, INC.

SUPPLEMENT DATED OCTOBER 1, 2004 TO THE
CLASS A, B, AND C PROSPECTUS DATED MAY 3, 2004

This Supplement updates certain information contained in the Class A, B, and C Prospectus dated May 3, 2004, of The Enterprise Group of Funds, Inc. (the "Corporation"). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Corporation at Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326. You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with information about the new investment advisor for the Enterprise Money Market Fund ("Money Market Fund") as well as the new Fund Manager for the Money Market Fund.

Information Regarding Enterprise Money Market Fund

Effective October 1, 2004, AXA Equitable Life Insurance Company ("Equitable"), with the approval of the Board of Directors of the Corporation, replaced Enterprise Capital Management, Inc. ("ECM") as the investment advisor for the Money Market Fund and has retained J.P. Morgan Investment Management Inc. ("J.P. Morgan") to serve as the Fund Manager to the Money Market Fund. Prior thereto, ECM, an affiliate of Equitable, served as the Money Market Fund's investment advisor as well as its Fund Manager.

Equitable, 1290 Avenue of the Americas, New York, New York, 10104, is a wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company. Equitable serves as the investment advisor to a family of registered open-end investment companies with total assets of approximately $56 billion as of August 31, 2004.

Equitable, in its capacity as the investment advisor to the Money Market Fund, has retained J.P. Morgan to provide the day-to-day portfolio management of the Money Market Fund. J.P. Morgan, 522 Fifth Avenue, New York, New York 10036, is an indirect wholly owned subsidiary of JPMorgan Chase & Co. J.P. Morgan manages portfolios for corporations, governments, endowments, as well as many of the largest corporate retirement plans in the nation. As of June 30, 2004, J.P. Morgan had approximately $570 billion in assets under management, including approximately $127 billion in short-term fixed income assets.

As the Fund Manager to the Money Market Fund, J.P. Morgan anticipates seeking to achieve the Money Market Fund's investment objective of "the highest possible level of current income consistent with preservation of capital and liquidity" by investing in a diversified portfolio of high quality U.S. dollar-denominated money market instruments which, in its judgment, present minimal credit risks. J.P. Morgan seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers. The principal risks of investing in the Money Market Fund are described in the Prospectus under the heading "Principal Risks."

It is anticipated that the day-to-day portfolio management decisions for the Money Market Fund will be made by a team of short-term fixed income investment professionals at J.P. Morgan.


THE ENTERPRISE GROUP OF FUNDS, INC.

SUPPLEMENT DATED OCTOBER 1, 2004 TO THE
CLASS Y PROSPECTUS DATED MAY 3, 2004

This Supplement updates certain information contained in the Class Y Prospectus dated May 3, 2004, of The Enterprise Group of Funds, Inc. (the "Corporation"). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Corporation at Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326. You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with information about the new investment advisor for the Enterprise Money Market Fund ("Money Market Fund") as well as the new Fund Manager for the Money Market Fund.

Information Regarding Enterprise Money Market Fund

Effective October 1, 2004, AXA Equitable Life Insurance Company ("Equitable"), with the approval of the Board of Directors of the Corporation, replaced Enterprise Capital Management, Inc. ("ECM") as the investment advisor for the Money Market Fund and has retained J.P. Morgan Investment Management Inc. ("J.P. Morgan") to serve as the Fund Manager to the Money Market Fund. Prior thereto, ECM, an affiliate of Equitable, served as the Money Market Fund's investment advisor as well as its Fund Manager.

Equitable, 1290 Avenue of the Americas, New York, New York, 10104, is a wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company. Equitable serves as the investment advisor to a family of registered open-end investment companies with total assets of approximately $56 billion as of August 31, 2004.

Equitable, in its capacity as the investment advisor to the Money Market Fund, has retained J.P. Morgan to provide the day-to-day portfolio management of the Money Market Fund. J.P. Morgan, 522 Fifth Avenue, New York, New York 10036, is an indirect wholly owned subsidiary of JPMorgan Chase & Co. J.P. Morgan manages portfolios for corporations, governments, endowments, as well as many of the largest corporate retirement plans in the nation. As of June 30, 2004, J.P. Morgan had approximately $570 billion in assets under management, including approximately $127 billion in short-term fixed income assets.

As the Fund Manager to the Money Market Fund, J.P. Morgan anticipates seeking to achieve the Money Market Fund's investment objective of "the highest possible level of current income consistent with preservation of capital and liquidity" by investing in a diversified portfolio of high quality U.S. dollar-denominated money market instruments which, in its judgment, present minimal credit risks. J.P. Morgan seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers. The principal risks of investing in the Money Market Fund are described in the Prospectus under the heading "Principal Risks."

It is anticipated that the day-to-day portfolio management decisions for the Money Market Fund will be made by a team of short-term fixed income investment professionals at J.P. Morgan.